SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 86.9%

Alabama - 0.3%

Mobile Co. Limited Obligation Warrants Rev. (Gomesa Proj.) [4]	500,000	4.00	11/1/45	461,370

Alaska - 0.3%

AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) 2, [5,15]	250,000	5.50	N/A	3,347

AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	250,410

AK Industrial Dev. & Export Auth. Rev. (Tanana Chiefs Conference Proj.)	300,000	4.00	10/1/49	276,621

				530,378

Arizona - 0.4%

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	750,000	6.75	7/1/30	45,000

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	100,000	5.50	7/1/31	6,000

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	750,000	7.75	7/1/50	45,000

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	200,000	6.00	7/1/51	12,000

AZ Industrial Dev. Auth. Rev. (Mirabella ST ASU Proj.) 1, [4]	165,000	4.70	10/1/28	148,419

Pima Co. Industrial Dev. Auth. Rev. (LA Posada at Pusch Ridge Proj.) [4]	350,000	6.25	11/15/35	377,724

				634,143

Arkansas - 0.2%

Mountain Home City Sales & Use Tax Rev.	450,000	2.00	9/1/38	333,270

California - 4.3%

CA Health Facs. Financing Auth. Rev. (On Lok Senior Health Services)	500,000	5.00	8/1/50	517,020

CA Municipal Finance Auth. Rev. (Aldersly Proj.)	300,000	5.00	5/15/43	321,786

CA Municipal Finance Auth. Rev. (Caritas Proj.)	250,000	4.00	8/15/56	208,613

CA Pollution Control Financing Auth. Rev. (Poseidon Resources) [4]	300,000	5.00	7/1/38	326,508

CA Public Finance Auth. Rev. (Enso Village Proj.) [4]	350,000	3.13	5/15/29	343,388

Encinitas Union School District G.O. Capital Appreciation [6]	500,000	6.75	8/1/35	643,550

Irvine Facs. Financing Auth. Rev. (Gateway Preserve Land Acquisition Proj.) [9]	300,000	5.25	5/1/48	306,417

Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	1,100,000	6.00	8/1/34	1,238,303

Orange Co. Community Facs. District No. 2017-1 Special Assessment (Village of Esencia)	500,000	4.00	8/15/45	453,045

Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	4.33	6/1/39	459,165

San Francisco City & County International Airport Commission Rev.	500,000	5.00	5/1/41	506,695

San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	400,000	5.00	6/1/39	400,444

Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.00	8/1/41	620,844

Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.13	8/1/34	595,915

				6,941,693

Colorado - 2.9%

Baseline Metropolitan District No. 1 G.O.	280,000	5.00	12/1/51	257,270

CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	250,377

CO Educational & Cultural Facs. Auth. Rev. (Mountain Phoenix Community Proj.) [4]	500,000	6.00	7/1/43	510,070

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	400,000	3.50	5/15/30	373,644

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	415,000	5.00	5/15/44	294,642

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	850,000	5.00	5/15/58	542,674

CO Health Facs. Auth. Rev. (Covenant Retirement Community)	650,000	5.00	12/1/48	658,476

Reunion Metropolitan District Rev.	576,230	3.63	12/1/44	441,697

Rudolph Farms Metropolitan District No. 6 G.O.	500,000	6.50	6/1/52	501,005

Tree Farm Metropolitan District G.O. [4]	500,000	4.50	12/1/41	449,905

JUNE 30, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Windler Public Improvement Auth. Rev.	500,000	4.00	12/1/41	411,525

				4,691,285

Connecticut - 0.2%

Stamford Hsg. Auth. Rev. (Dogwoods Proj.) [4]	350,000	11.00	12/1/27	350,000

District of Columbia - 0.7%

Metropolitan Washington Airports Auth. Aviation Rev.	1,000,000	5.25	10/1/48	1,068,280

Florida - 17.6%

Artisan Lakes East Community Dev. District Special Assessment	450,000	4.00	5/1/51	376,074

Ave Maria Stewardship Community District Special Assessment (Phase 4 Master IMPT Proj.) [4]	500,000	5.50	5/1/53	508,590

Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	100,000	6.25	5/1/35	103,753

Broward Co. FL Airport System Rev.	500,000	5.00	10/1/45	501,850

Capital Trust Agency Rev. (Tallahassee Tapestry) 2, [4,5]	550,000	6.75	12/1/35	180,125

Capital Trust Agency Rev. (Tapestry Walden Senior Hsg. Proj.) 2, [4,5]	250,000	6.75	7/1/37	46,250

Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center) 2, [5]	250,000	7.00	4/1/35	162,500

CFM Community Dev. District Special Assessment	500,000	4.00	5/1/51	417,460

Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) 2, [4,5]	186,423	7.25	5/15/26	5,033

Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) 2, [4,5]	559,270	8.13	5/15/44	15,100

Elevation Pointe Community Dev. District Special Assessment	500,000	4.40	5/1/32	496,245

Entrada Community Dev. District Special Assessment Rev. [4]	400,000	4.00	5/1/52	343,424

FL Dev. Finance Corp. Rev. (Jensen Dunes Proj.) [4]	500,000	5.00	11/15/30	470,020

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	780,000	5.05	7/1/47	793,026

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	705,000	2.75	7/1/50	502,580

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	1,355,000	2.30	1/1/52	865,723

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	495,000	4.75	1/1/54	498,034

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	6.25	1/1/54	1,101,910

FRERC Community Dev. District Special Assessment 2, [5]	965,000	5.38	11/1/40	915,167

Gardens at Hammock Beach Community Dev. District Special Assessment	345,000	5.88	5/1/55	342,758

Gramercy Farms Community Dev. District Special Assessment [6]	240,000	3.24	5/1/39	124,800

Grande Pines Community Dev. District Special Assessment	635,000	4.00	5/1/51	527,031

Hacienda North Community Dev. District Special Assessment	500,000	6.30	5/1/43	538,475

Harbor Bay Community Dev. District Special Assessment	280,000	4.10	5/1/48	240,786

Heritage Harbour North Community Dev. District Special Assessment	200,000	5.00	5/1/34	207,114

Hobe-St Lucie Conservancy District Special Assessment	350,000	5.60	5/1/44	360,822

Hyde Park Community Dev. District No. 1 Special Assessment	500,000	4.00	5/1/52	415,435

Lakes of Sarasota Community Dev. District Special Assessment	205,000	3.88	5/1/31	201,866

Lakes of Sarasota Community Dev. District Special Assessment	500,000	4.13	5/1/31	495,305

Lakes of Sarasota Community Dev. District Special Assessment	265,000	4.10	5/1/51	225,417

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Azario Proj.)	520,000	3.75	5/1/40	464,542

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Azario Proj.)	580,000	4.00	5/1/40	532,660

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	306,117

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.38	5/1/47	305,208

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	400,000	5.00	5/1/36	404,816

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	430,000	3.00	5/1/41	339,124

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	530,000	5.55	5/1/54	533,980

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lorraine Lakes Proj.) [4]	500,000	3.63	5/1/40	442,075

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	300,000	5.00	5/1/38	304,872

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.) [4]	485,000	3.75	5/1/40	431,039

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Sweetwater Proj.)	490,000	3.10	5/1/41	390,579

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	320,000	5.00	5/1/37	324,672

Lakewood Ranch Stewardship District Special Assessment (Lake Club Phase 4 Proj.)	215,000	4.50	5/1/49	198,703

Lakewood Ranch Stewardship District Utility Rev. (System Acquisition Proj.) (AGM Insured)	500,000	5.25	10/1/53	539,145

Laurel Road Community Dev. District Special Assessment	315,000	3.13	5/1/31	283,802

LT Ranch Community Dev. District Special Assessment	300,000	5.90	5/1/53	309,636

Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	150,000	5.00	5/1/32	150,756

Meadow View at Twin Creeks Community Dev. District Special Assessment	220,000	3.75	5/1/52	174,702

Meadow View at Twin Creeks Community Dev. District Special Assessment	245,000	4.00	5/1/52	203,546

New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5,15]	230,000	5.00	N/A	2

North River Ranch Community Dev. District Cap. Improvement Special Assessment Rev.	150,000	4.20	5/1/35	144,995

North River Ranch Improvement Stewardship District Special Assessment Rev.	500,000	5.75	5/1/33	514,280

North River Ranch Improvement Stewardship District Special Assessment Rev.	250,000	6.80	5/1/35	250,118

North River Ranch Improvement Stewardship District Special Assessment Rev.	500,000	6.50	5/1/44	535,970

Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	550,000	5.00	8/1/34	550,479

Palm Beach Co. Health Facs. Auth. Rev. (ACTS Retirement-Life Community, Inc.)	500,000	5.00	11/15/32	513,465

Palm Beach Co. Health Facs. Auth. Rev. (Green Cay Life Plan Village Proj.) [4]	500,000	11.50	7/1/27	500,000

Palm Beach Co. Health Facs. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	381,435

Palm Coast Park Community Dev. District Special Assessment	500,000	4.00	5/1/52	413,190

Palm Coast Park Community Dev. District Special Assessment Rev.	275,000	5.40	5/1/43	282,167

Parker Road Community Dev. District Special Assessment	500,000	4.10	5/1/50	393,985

Parkview at Long Lake Ranch Community Dev. District Special Assessment	270,000	4.00	5/1/51	225,428

Pinellas Co. Industrial Dev. Auth. Rev.	500,000	5.00	7/1/39	505,705

Poitras East Community Dev. District Special Assessment	335,000	5.25	5/1/52	339,931

River Landing Community Dev. District Special Assessment	115,000	4.25	11/1/35	109,477

Rolling Hills Community Dev. District Special Assessment	250,000	3.65	5/1/32	235,553

Sawyers Landing Community Dev. District Special Assessment Rev.	500,000	4.13	5/1/41	431,500

Sawyers Landing Community Dev. District Special Assessment Rev.	750,000	4.25	5/1/53	624,555

Southern Groves Community Dev. District No. 5 Special Assessment	280,000	4.00	5/1/48	242,785

Sunbridge Stewardship District Special Assessment (Weslyn Park Proj.)	350,000	5.20	5/1/42	354,151

Tolomato Community Dev. District Special Assessment 2, [5]	120,000	6.61	5/1/40	1

Tolomato Community Dev. District Special Assessment [6]	110,000	7.00	5/1/40	107,599

Trout Creek Community Dev. District Special Assessment	300,000	5.38	5/1/38	305,982

Trout Creek Community Dev. District Special Assessment	250,000	4.00	5/1/40	222,965

Viera Stewardship District Special Assessment	250,000	4.00	5/1/53	203,648

Viera Stewardship District Special Assessment	300,000	5.50	5/1/54	306,528

Waterset South Community Dev. District Special Assessment	500,000	5.90	5/1/42	526,150

Windward at Lakewood Ranch Community Dev. District Special Assessment	250,000	4.25	5/1/52	211,350

Wiregrass Community Dev. District Special Assessment	240,000	5.38	5/1/35	241,850

				28,297,891

Georgia - 1.2%

Clarke Co. Hospital Auth. Rev. (Piedmont Healthcare)	350,000	5.00	7/1/46	353,605

Fulton Co. Dev. Auth. Rev. (Woodruff Arts Center)	500,000	5.00	3/15/44	517,740

Gainesville & Hall Co. Dev. Auth. Rev. (Lanier Christian Academy, inc. Proj.) [4]	640,000	6.25	9/1/44	601,600

JUNE 30, 2024	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	518,150

				1,991,095

Idaho - 0.6%

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	100,000	8.00	10/1/28	94,036

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	290,000	3.80	10/1/31	247,405

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	250,000	4.00	10/1/33	206,137

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	4.50	10/1/50	347,520

				895,098

Illinois - 3.4%

Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	500,000	6.00	9/1/35	502,955

Chicago O’Hare International Airport Rev. (Senior Lien) (AGM Insured)	500,000	5.50	1/1/53	532,915

IL Fin. Auth. Rev. (Christian Homes, Inc.)	500,000	5.00	5/15/36	200,000

IL Fin. Auth. Rev. (Edward Elmhurst Healthcare)	1,000,000	5.00	1/1/44	1,060,440

IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	662,940

IL Hsg. Dev. Auth. Rev.	750,000	4.75	10/1/48	754,942

IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,003,110

Malta Tax Allocation Rev. 2, [5]	1,921,000	5.75	12/30/25	441,830

Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program) 2, [15]	313,173	7.00	N/A	250,538

				5,409,670

Indiana - 0.2%

Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	300,000	5.75	4/1/36	271,374

Iowa - 1.1%

IA Fin. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	5.50	7/1/53	519,889

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	565,000	5.00	5/15/47	525,670

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	381,435

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	530,000	4.00	5/15/55	399,159

				1,826,153

Kentucky - 0.4%

Boyle Co. Educational Facs. Auth. Rev. (Centre College)	600,000	5.25	6/1/49	631,020

Louisiana - 2.6%

Capital Area Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.50	10/1/53	527,475

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	385,000	2.50	12/1/45	275,044

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	495,000	5.75	6/1/54	529,581

LA Local Government Environmental Facilities & Community Development Auth.	500,000	6.00	11/15/30	502,630

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.65	11/1/37	320,136

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	200,000	5.50	11/1/39	210,976

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	410,000	4.00	11/1/44	380,250

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	390,000	4.40	11/1/44	389,957

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	715,000	4.00	11/1/46	660,138

LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	465,000	4.44	2/15/36	444,531

				4,240,718

Maryland - 0.2%

MD Community Dev. Administration Rev.	500,000	2.55	9/1/44	366,130

Massachusetts - 1.4%

MA Dev. Finance Agy. Rev. (Orchard Cove, Inc.)	400,000	5.00	10/1/49	402,860

MA Education Finance Auth. Education Rev.	250,000	4.25	7/1/32	247,567

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MA Education Finance Auth. Education Rev.	55,000	2.63	7/1/36	54,528

MA Education Finance Auth. Education Rev.	1,000,000	3.00	7/1/51	699,710

MA Housing Finance Agy. Rev.	900,000	3.85	12/1/47	824,373

				2,229,038

Michigan - 5.4%

City of Allen Park G.O. (BAM Insured)	300,000	3.25	5/1/34	279,342

MI Finance Auth. Rev. (Holly Academy Proj.)	400,000	3.00	12/1/31	357,776

MI Finance Auth. Rev. (Madison Academy Proj.)	255,000	4.25	12/1/39	210,936

MI Hsg. Dev. Auth. Rev.	500,000	4.90	12/1/48	509,120

MI Hsg. Dev. Auth. Rev.	1,000,000	4.65	12/1/49	992,910

MI Hsg. Dev. Auth. Rev.	210,000	3.15	6/1/50	191,554

MI Hsg. Dev. Auth. Rev.	2,000,000	2.75	6/1/51	1,394,980

MI Hsg. Dev. Auth. Rev.	3,500,000	2.50	6/1/52	2,355,360

MI Hsg. Dev. Auth. Rev.	1,000,000	4.95	12/1/53	1,018,600

MI Hsg. Dev. Auth. Rev.	490,000	5.75	6/1/54	520,596

MI Public Educational Facs. Auth. Rev. (Chandler Park Academy)	175,000	6.35	11/1/28	175,059

MI Strategic Fund. Rev. (United Methodist Retirement Facs.)	415,000	5.00	11/15/49	360,266

Universal Academy Michigan Public School Rev.	350,000	4.00	12/1/40	322,927

				8,689,426

Minnesota - 0.2%

Apple Valley Rev. (Senior Living, LLC Proj.)	475,000	5.00	1/1/47	286,197

Mississippi - 0.8%

MS Development Bank Rev. (Green Bond-Hancock County) [4]	900,000	4.55	11/1/39	911,133

MS Development Bank Rev. (Jackson Co. Gomesa Proj.) [4]	400,000	3.63	11/1/36	376,780

				1,287,913

Missouri - 2.2%

Joplin Industrial Dev. Auth. Rev. (32nd Street Place Community Improvement Dist. Proj.)	170,000	3.50	11/1/40	153,666

Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) 2, [5]	118,010	2.00	11/15/46	5,515

Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.)	264,421	5.00	11/15/46	188,146

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	5.00	11/1/48	1,007,450

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	650,000	4.65	11/1/49	645,372

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	435,000	2.50	5/1/50	293,821

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	350,000	2.40	11/1/51	230,954

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	985,000	4.70	11/1/53	984,823

				3,509,747

Montana - 0.2%

MT Board of Housing Single Family Rev.	410,000	2.40	12/1/45	284,704

Nebraska - 0.0%

Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) 2, [5,15]	410,000	5.13	N/A	17,015

Nevada - 0.7%

Las Vegas NV Special Improvement District No 817 Summerlin Village 29 Special Assessment	300,000	6.00	6/1/48	312,444

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	2.60	4/1/46	542,662

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.45	10/1/51	331,274

				1,186,380

New Hampshire - 0.3%

New Hampshire Business Finance Auth. Rev. (Pennichuck Water Works, Inc.)	450,000	5.50	4/1/54	450,877

JUNE 30, 2024	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

New Jersey - 1.3%

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	735,000	2.30	10/1/46	490,671

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	795,000	2.45	10/1/50	534,550

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	1,000,000	4.80	10/1/53	1,011,380

				2,036,601

New Mexico - 1.6%

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	360,000	2.70	9/1/47	261,483

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	700,000	3.35	7/1/49	585,081

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	445,000	3.00	7/1/50	356,000

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.35	7/1/51	323,027

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	600,000	2.63	7/1/51	409,848

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	985,000	2.80	9/1/52	684,368

				2,619,807

New York - 5.8%

Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	350,147

New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	296,196

New York Transportation Dev. Corp. Rev.	500,000	5.50	6/30/60	527,335

New York Transportation Dev. Corp. Rev. (AGM Insured)	300,000	5.50	6/30/44	324,567

NY Monroe Co. Industrial Development Corp. Rev. (St. Ann’s Community Proj.)	535,000	4.00	1/1/30	493,281

NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	300,000	5.00	5/1/33	302,025

NY State Mortgage Agency Homeowner Mortgage Rev.	580,000	2.20	4/1/36	471,134

NY State Mortgage Agency Homeowner Mortgage Rev.	995,000	4.70	10/1/38	1,011,159

NY State Mortgage Agency Homeowner Mortgage Rev.	1,000,000	2.45	10/1/45	703,570

NY State Mortgage Agency Homeowner Mortgage Rev.	980,000	2.50	10/1/46	690,821

NY State Mortgage Agency Homeowner Mortgage Rev.	975,000	3.30	10/1/47	823,056

NY State Mortgage Agency Homeowner Mortgage Rev.	500,000	4.80	10/1/48	503,610

NY State Mortgage Agency Homeowner Mortgage Rev.	1,625,000	2.55	4/1/50	1,083,371

NY State Mortgage Agency Homeowner Mortgage Rev.	595,000	4.90	10/1/53	604,056

Westchester Co. Local Dev. Corp. Rev. (Purchase Senior Learning Community Inc. Proj.) [4]	350,000	3.60	7/1/29	350,000

Westchester Co. Local Dev. Corp. Rev. (Purchase Senior Learning Community Inc. Proj.) [4]	350,000	5.00	7/1/46	347,690

Western Regional Off-Track Betting Corp. Rev. [4]	500,000	4.13	12/1/41	402,735

				9,284,753

North Carolina - 2.0%

Mecklenburg Co. Rev. (Little Rock Apts)	465,000	5.38	1/1/36	465,949

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.00	7/1/46	514,735

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	645,000	3.63	7/1/49	587,524

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	490,000	6.00	7/1/53	519,297

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	550,000	4.80	1/1/55	554,713

NC Medical Care Comm. Rev. (Deerfield Episcopal Retirement)	500,000	5.00	11/1/37	511,215

				3,153,433

North Dakota - 0.7%

ND Housing Finance Agency Rev.	925,000	2.50	7/1/44	671,078

ND Housing Finance Agency Rev.	500,000	5.10	7/1/48	508,305

				1,179,383

Ohio - 3.4%

Euclid Public Library G.O.	300,000	5.00	12/1/49	309,999

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Lake Co. Port & Economic Dev. Auth. Rev. (Tapestry Wickliffe Proj.) 2, [4,5]	250,000	6.50	12/1/37	10,000

North Ridgeville City School District G.O.	300,000	5.25	12/1/54	316,182

OH Housing Finance Agency Rev.	1,800,000	2.45	9/1/51	1,205,352

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,465,000	2.85	9/1/46	1,099,263

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,360,000	5.10	9/1/47	1,406,226

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	965,000	2.75	9/1/51	686,134

OH Housing Finance Agency Rev. (Middletown Phase Two Proj.) [4]	500,000	6.25	3/1/26	503,870

				5,537,026

Oregon - 0.8%

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	500,000	2.35	1/1/44	349,765

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	1,000,000	2.38	1/1/45	696,690

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	280,000	3.75	7/1/48	257,452

				1,303,907

Pennsylvania - 1.7%

Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	460,000	4.43	10/1/34	448,215

PA Higher Educational Assistance Agy. Rev.	370,000	2.63	6/1/42	311,832

PA Hsg. Finance Agency Rev.	1,000,000	5.00	10/1/50	1,030,520

PA Hsg. Finance Agency Rev.	500,000	6.25	10/1/53	542,665

Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	350,000	5.63	8/1/36	358,771

				2,692,003

South Carolina - 1.8%

Berkeley Co. Nexton Improvement District Special Assessment	350,000	4.25	11/1/40	308,185

SC Jobs-Economic Dev. Auth. Rev. (Bishop Gadsden Episcopal Retirement Community)	500,000	4.00	4/1/54	391,355

SC Jobs-Economic Dev. Auth. Rev. (River Academy Proj.) [4]	325,000	7.00	6/15/43	340,828

SC Jobs-Economic Dev. Auth. Rev. (Seafields at Kiawah Island Proj.)	500,000	7.50	11/15/53	515,870

SC State Hsg. Finance & Dev. Auth. Rev.	445,000	3.05	7/1/45	354,901

SC State Hsg. Finance & Dev. Auth. Rev.	975,000	4.95	7/1/53	993,847

				2,904,986

South Dakota - 0.5%

SD Housing Dev. Auth. Rev.	1,000,000	2.50	11/1/42	756,480

Tennessee - 3.6%

Franklin Health & Education Facs. Board Rev. (Provision Cares Proton Therapy Center) 2, [4,5]	500,000	6.50	6/1/27	20,500

Metropolitan Govt. Nashville & Davidson County Health & Edu. Facs. Board Rev. (Blakford at Green Hills)	895,000	4.00	11/1/45	701,044

Nashville Metropolitan Dev. & Hsg. Agency Tax Allocation [4]	300,000	5.13	6/1/36	303,990

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5,15]	1,850,000	5.35	N/A	18

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	7,875,000	5.55	1/1/29	79

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	1,630,000	6.00	1/1/29	16

TN Hsg. Dev. Agency Rev.	815,000	2.55	1/1/45	593,524

TN Hsg. Dev. Agency Rev.	1,485,000	2.38	7/1/46	1,012,117

TN Hsg. Dev. Agency Rev.	385,000	2.55	7/1/46	274,867

TN Hsg. Dev. Agency Rev.	495,000	4.70	7/1/48	495,020

TN Hsg. Dev. Agency Rev.	730,000	5.05	7/1/48	739,118

TN Hsg. Dev. Agency Rev.	990,000	2.50	7/1/51	672,616

TN Hsg. Dev. Agency Rev.	500,000	4.80	7/1/54	504,285

TN Hsg. Dev. Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.35	7/1/48	521,485

				5,838,679

JUNE 30, 2024	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Texas - 9.8%

Arlington Higher Education Finance Corp., Education Rev. (Pineywoods Community Academy)	750,000	2.38	8/15/51	453,847

Brazos Higher Education Auth., Inc. Rev. (Subordinate Student Loan)	1,000,000	3.00	4/1/40	822,630

Dallas Special Tax (Fair Park Venue Proj.) 1, [4]	250,000	6.25	8/15/53	251,708

Houston Airport System Rev. (AGM Insured)	1,000,000	5.25	7/1/48	1,069,610

New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay) 2, [15]	260,000	4.00	N/A	127,400

New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay) [2]	460,000	4.00	7/1/26	225,400

New Hope Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.) [1]	525,069	2.00	11/15/61	198,634

New Hope Cultural Education Facs. Finance Corp. Rev. (Cityscape Schools, Inc.) [4]	300,000	5.00	8/15/39	300,156

New Hope Cultural Education Facs. Finance Corp. Rev. (Cityscape Schools, Inc.) [4]	670,000	5.00	8/15/51	640,909

New Hope Cultural Education Facs. Finance Corp. Rev. (Presbyterian Village North Proj.)	350,000	5.25	10/1/49	317,733

New Hope Cultural Education Facs. Finance Corp. Rev. (Wesleyan Homes, Inc. Proj.)	750,000	5.00	1/1/55	559,755

New Hope Cultural Education Facs. Finance Corp. Rev. (Windhaven Proj.)	500,000	5.50	10/1/27	495,710

New Hope Cultural Education Facs. Finance Corp. Rev. (Windhaven Proj.)	500,000	6.50	10/1/33	513,080

North Central Texas Health Facility Development Corp. (CC Young Memorial Home) [5]	204,000	5.38	2/15/25	112,200

TX Affordable Hsg. Corp. Rev. (GNMA Collateralized)	500,000	5.00	3/1/49	503,445

TX Affordable Hsg. Corp. Rev. (GNMA Collateralized)	1,000,000	4.88	3/1/53	1,012,520

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	9/1/45	394,695

TX Department of Housing & Community Affairs (GNMA Collateralized)	985,000	2.50	7/1/51	669,219

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,750,000	3.13	1/1/52	1,317,890

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	5.00	1/1/49	510,460

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	3/1/50	374,070

TX Department of Housing & Community Affairs (GNMA Collateralized)	750,000	5.25	9/1/52	779,490

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,500,000	5.25	1/1/53	1,558,605

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,000,000	5.25	9/1/53	1,040,250

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,500,000	5.13	1/1/54	1,539,105

				15,788,521

Utah - 2.5%

Black Desert Public Infrastructure District G.O. [4]	500,000	4.00	3/1/51	414,655

Jordanelle Ridge Public Infrastructure District No. 2 G.O. [4]	500,000	7.75	3/1/54	505,155

Military Installation Dev. Auth. Rev.	400,000	4.00	6/1/41	349,444

Military Installation Dev. Auth. Rev.	1,000,000	4.00	6/1/52	810,400

Olympia Public Infrastructure District No. 1 G.O. [4]	500,000	6.38	3/1/55	508,765

UT Charter School Finance Auth. Rev. (Mountain Sunrise Academy) [4]	515,000	3.50	12/15/31	451,475

UT Hsg. Corp. Single Family Mtg. Rev.	5,000	5.75	1/1/33	5,007

UT Hsg. Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.70	1/1/54	501,505

UT Hsg. Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.00	1/1/54	510,685

				4,057,091

Virginia - 0.7%

Botetourt Co. Glebe Inc. Rev.	500,000	6.00	7/1/44	500,145

VA Beach Dev. Auth. Rev. (Westminster Canterbury Proj.)	320,000	6.25	9/1/30	332,483

VA Beach Dev. Auth. Rev. (Westminster Canterbury Proj.)	250,000	6.50	9/1/43	283,800

				1,116,428

Washington - 0.2%

Kalispel Tribe of Indians Rev. [4]	300,000	5.25	1/1/38	310,845

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

West Virginia - 1.0%

WV Hsg. Dev. Fund Rev.	945,000	2.50	11/1/51	640,559

WV Hsg. Dev. Fund Rev.	1,000,000	4.90	11/1/54	1,010,890

				1,651,449

Wisconsin - 1.7%

Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.)	500,000	5.00	2/1/52	511,365

Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.) [4]	500,000	6.00	2/1/62	520,450

WI Health & Educational Facs. Auth. Rev. (Benevolent Corp. Cedar Community)	300,000	5.00	6/1/37	292,191

WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) 2, [4,5]	750,000	6.25	11/1/28	412,500

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,520	9.00	1/1/46	467

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4], 5	16,287	9.00	1/1/47	426

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	447	12.00	1/1/47	12

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,171	9.00	1/1/48	401

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	390	12.00	1/1/48	10

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,055	9.00	1/1/49	375

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	384	11.00	1/1/49	9

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,822	9.00	1/1/50	343

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	372	11.00	1/1/50	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	17,334	9.00	1/1/51	356

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	365	11.00	1/1/51	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 1, [2,4,5]	446,246	3.75	7/1/51	316,785

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	17,218	9.00	1/1/52	329

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	475	10.00	1/1/52	9

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,985	9.00	1/1/53	307

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	469	10.00	1/1/53	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,869	9.00	1/1/54	287

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	453	10.00	1/1/54	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	444	9.00	1/1/55	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,636	9.00	1/1/55	268

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,404	9.00	1/1/56	252

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	434	9.00	1/1/56	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	23,656	5.50	7/1/56	17,943

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	481	9.00	1/1/57	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,287	9.00	1/1/57	235

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	469	9.00	1/1/58	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,055	9.00	1/1/58	220

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	456	9.00	1/1/59	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,938	9.00	1/1/59	207

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	447	8.00	1/1/60	5

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,822	9.00	1/1/60	193

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	440	8.00	1/1/61	5

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,589	9.00	1/1/61	180

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	428	8.00	1/1/62	5

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,473	9.00	1/1/62	169

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	419	8.00	1/1/63	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,240	9.00	1/1/63	158

JUNE 30, 2024	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	409	8.00	1/1/64	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,124	9.00	1/1/64	149

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	403	7.00	1/1/65	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,008	9.00	1/1/65	139

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	434	7.00	1/1/66	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	14,775	9.00	1/1/66	127

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	5,235	5.00	1/1/67	41

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	192,429	9.00	1/1/67	1,498

WI Public Finance Auth. Rev. (MD Proton Treatment Center) [4]	500,000	6.13	1/1/33	225,000

WI Public Finance Auth. Rev. (Searstone CCRC Project) [4]	525,000	3.00	6/1/28	513,765

				2,817,261

Total Municipal Bonds (Cost: $175,001,027)				139,929,518

	Quantity

Investment Companies - 5.4%

BlackRock Municipal Income Fund, Inc. (MUI)	32,166			396,929

BlackRock MuniHoldings Fund, Inc. (MHD)	33,512			405,160

BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	30,464			310,733

BlackRock MuniYield Quality Fund III, Inc. (MYI)	43,083			481,668

DWS Municipal Income Trust (KTF)	76,592			725,326

DWS Strategic Municipal Income Trust (KSM)	29,351			289,401

Invesco Advantage Municipal Income Trust II (VKI)	55,874			495,602

Invesco Municipal Opportunity Trust (VMO)	62,240			627,379

Invesco Municipal Trust (VKQ)	67,772			675,009

Invesco Pennsylvania Value Municipal Income Trust (VPV)	31,500			342,090

Invesco Quality Municipal Income Trust (IQI)	78,114			774,891

Invesco Trust for Investment Grade Municipals (VGM)	56,447			579,711

Nuveen AMT-Free Municipal Credit Income Fund (NVG)	32,623			406,483

Nuveen AMT-Free Quality Municipal Income Fund (NEA)	100,639			1,153,323

Nuveen Quality Municipal Income Fund (NAD)	81,295			954,403

Total Investment Companies (cost: $10,412,155)				8,618,108

Total Investments in Securities - 92.3% (cost: $185,413,182)				148,547,626

Other Assets and Liabilities, net - 7.7%				12,420,433

Net Assets - 100.0%				$160,968,059

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit Tax-Free Income Fund (Continued)

[1]

Variable rate security. Rate disclosed is as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of June 30, 2024 was $3,288,326 and represented 2.0% of net assets.
[4]

144A Restricted Security. The total value of such securities as of June 30, 2024 was $18,372,623 and represented 11.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2024 was $2,797,188 and represented 1.7% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[9]

Municipal Lease Security. The total value of such securities as of June 30, 2024 was $706,861 and represented 0.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of June 30, 2024 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury Long Bond	38	September 2024	(4,495,875)	(53,852)
U.S. Treasury 5-Year	77	September 2024	(8,206,516)	(48,075)
U.S. Treasury 10-Year	126	September 2024	(13,858,032)	(110,230)

				(212,157)

[10]	The amount of $6,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of June 30, 2024.

A summary of the levels for the Fund’s investments as of June 30, 2024 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Assets
Municipal Bonds	—	139,929,518	—	139,929,518
Investment Companies	8,618,108	—	—	8,618,108
Total:	8,618,108	139,929,518	—	148,547,626
Liabilities
Futures	(212,157)	—	—	(212,157)

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant policies, including valuation of investments, refer to the Fund’s most recent annual report.

JUNE 30, 2024	11